Summary of Fair Values of Assets Acquired and Liabilities Assumed Date of Acquisition (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2010 3GUU Group CNY	Dec. 31, 2010 3GUU Group Preliminary Allocation CNY
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash and cash equivalents						26,997
Accounts receivable						20,222
Prepayment and other current assets						372
Deferred tax assets, current portion						641
Property and equipment				190		1,258
Intangible assets				16,078		11,777
Deferred tax assets, non-current portion						500
Amounts due from a related party				4,547
Indemnification assets						3,716
Total identifiable assets acquired				20,815		65,483
Accounts payable						5,590
Accrued expenses and other current liabilities						4,140
Income tax payable	13	76	11,115			134
Unrecognized tax benefits						3,716
Other non-current liabilities						2,000
Deferred tax liabilities				2,653		51,630
Total liabilities assumed				2,653		67,210
Net identifiable assets (liabilities) assumed				18,162		(1,727)
Goodwill				83,161		267,824
Net assets acquired				101,323	266,097	266,097